Organisation	12 Months Ended
Dec. 31, 2023
Organisation [Abstract]
Organisation
1 Organisation
The Equinor Group (Equinor) consists of Equinor ASA and its subsidiaries. Equinor ASA is incorporated and domiciled in
Norway

and
listed on the Oslo Børs ( Norway ) and the New York Stock Exchange (USA). The address of its registered office is Forusbeen 50, N-
4035 Stavanger, Norway .
Equinor’s objective is to develop, produce and market various forms of energy and derived products and services, as well as other businesses. The activities may also be carried out through participation in or cooperation with other companies.

Equinor Energy AS, a
100
% owned operating subsidiary of Equinor ASA and owner of all of Equinor's oil and gas activities and net assets on the Norwegian
continental shelf, is co-obligor or guarantor for certain debt obligations of Equinor ASA.
The Consolidated financial statements of Equinor for the full year 2023 were approved for issuance by the board of directors on 12
March 2024 and is subject to approval by the annual general meeting on 14 May 2024.